Acquisitions and Dispositions (Schedule of Results of Operations of Disposal Groups Reported As Discontinued Operations) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income tax expense (benefit)										$ 225		$ 374		$ (61)
Net income (loss) including noncontrolling interests		$ 197	$ 152	$ 212	$ 411	$ 717	$ 170	$ 155	$ 315	972	[1],[2]	1,357	[1],[2]	(1,334)	[1],[2]
Net income (loss) attributable to Dominion Energy										972		1,357		(1,440)
Disposition of GTS Operations | GT&S Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Operating revenue	[3]													1,710
Operating expense	[3],[4]													1,289
Other income (expense)	[3]													88
Interest and related charges (benefit)	[3],[5]													372
Income (loss) before income taxes	[3]													137
Income tax expense (benefit)												17		334	[3],[6]
Net income (loss) including noncontrolling interests	[3]													(197)
Noncontrolling interests	[3]													106
Net income (loss) attributable to Dominion Energy	[3],[7]													(303)
Disposition of GTS Operations | Q-Pipe Group
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Operating revenue												254	[8]	246
Operating expense												76	[8]	96	[4]
Other income (expense)												28	[8],[9]	1
Interest and related charges (benefit)												25	[8]	20	[5]
Income (loss) before income taxes												181	[8]	131
Income tax expense (benefit)												36	[8]	(9)	[6]
Net income (loss) including noncontrolling interests														140
Net income (loss) attributable to Dominion Energy												145	[8],[10]	140	[7]
Business Review Dispositions | East Ohio Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Operating revenue										1,043		908		771
Operating expense										702		620		540	[4]
Other income (expense)										28		25	[9]	20
Interest and related charges (benefit)										36		18		(32)	[5]
Income (loss) before income taxes										333		295		283
Income tax expense (benefit)										45		38		35	[6]
Net income (loss) including noncontrolling interests														248
Net income (loss) attributable to Dominion Energy										288	[11]	257	[10]	248	[7]
Business Review Dispositions | PSNC Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Operating revenue										841		613		539
Operating expense										648		451		376	[4]
Other income (expense)										9		11	[9]	12
Interest and related charges (benefit)										43		35		38	[5]
Income (loss) before income taxes										159		138		137
Income tax expense (benefit)										34		27		30	[6]
Net income (loss) including noncontrolling interests														107
Net income (loss) attributable to Dominion Energy										125	[11]	111	[10]	107	[7]
Business Review Dispositions | Questar Gas Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Operating revenue										1,341		1,020		938
Operating expense										1,043		761		676	[4]
Other income (expense)												(1)	[9]	(2)
Interest and related charges (benefit)										45		35		32	[5]
Income (loss) before income taxes										253		223		228
Income tax expense (benefit)										50		42		45	[6]
Net income (loss) including noncontrolling interests														183
Net income (loss) attributable to Dominion Energy										203	[11]	181	[10]	$ 183	[7]
Business Review Dispositions | Other
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Operating revenue										5		4
Operating expense										$ 5		5
Income (loss) before income taxes												(1)
Net income (loss) attributable to Dominion Energy	[10]											$ (1)

[1]	Includes income tax expense (benefit) of $225 million, $374 million and $(61) million for the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	See Note 9 for amounts attributable to related parties.
[3]	Operations associated with the GT&S Transaction are through the November 1, 2020 close date.
[4]	GT&S Transaction includes a charge of $482 million ($359 million after-tax) recorded in 2020 associated with the probable abandonment of a significant portion of the Supply Header Project as well as the establishment of a $75 million ARO as a result of the cancellation of the Atlantic Coast Pipeline Project.
[5]	GT&S Transaction includes a loss of $237 million ($178 million after-tax) recorded in 2020 associated with cash flow hedges of debt-related items that were determined to be probable of not occurring.
[6]	Excludes $17 million income tax benefit recorded in 2021 associated with the GT&S Transaction.
[7]	Excludes $24 million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2020.
[8]	Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.
[9]	Q-Pipe Group includes a $25 million benefit associated with the termination of the Q-Pipe Transaction in 2021.
[10]	Excludes $19 million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2021.
[11]	Excludes $(3) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2022.